Risk management (Details 9) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial risk management [Line Items]
Loans and borrowings (Note 18)	$ 38,062,645	$ 43,547,835
Cash and cash equivalents (Note 6)	(6,311,744)	(7,945,885)	$ (8,410,467)	$ (6,550,450)
Other financial assets (Note 9)	(8,147,815)	(6,533,725)
Net financial debt	23,603,086	29,068,225
Equity (Note 22)	$ 57,107,780	$ 48,215,699	$ 43,560,501	$ 43,100,963
Leverage	29.24%	37.61%